Taxation - Summary of deferred tax in connection with unused tax losses carried forward (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in deferred tax liability (asset) [abstract]
Total unused tax losses carried forward	€ 1,870	€ 2,668
Unused tax losses carried forward not recognised as a deferred tax asset	815	937
Unused tax losses carried forward recognised as a deferred tax asset	€ 1,055	€ 1,731
Average tax rate	19.90%	21.10%
Deferred tax asset	€ 209	€ 365